Write-Downs of Long-Lived Assets (Tables)	6 Months Ended
Sep. 30, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Long-Lived Assets Classified as Held for Sale

As of March 31, 2018 and September 30, 2018, the long-lived assets classified as held for sale in the accompanying consolidated balance sheets are as follows.

	Millions of yen
	As of March 31, 2018	As of September 30, 2018
Investment in operating leases	¥31,776	¥76,052
Property under facility operations	12,483	0
Other assets	164	27

Breakdowns of Recognized Impairment Losses for Difference between Carrying Amounts and Fair Values Reflected as Write-Downs of Long-Lived Assets

For the six months ended September 30, 2017 and 2018, the Company and its subsidiaries recognized impairment losses for the difference between carrying amounts and fair values in the amount of ¥1,472 million and ¥26 million, respectively, which are reflected as write-downs of long-lived assets. Breakdowns of these amounts are as follows.

	Six months ended September 30, 2017		Six months ended September 30, 2018
	Amount (Millions of yen)	The number of properties	Amount (Millions of yen)	The number of properties
Write-downs of the assets held for sale:
Commercial facilities other than office buildings	¥977	1	¥0	0
Others*	200	—	0	—

Total	¥1,177	—	¥0	—

*	For the “Others,” the number of properties is omitted.

	Six months ended September 30, 2017		Six months ended September 30, 2018
	Amount (Millions of yen)	The number of properties	Amount (Millions of yen)	The number of properties
Write-downs due to decline in estimated future cash flows:
Commercial facilities other than office buildings	¥187	2	¥16	1
Others*	108	—	10	—

Total	¥295	—	¥26	—

*	For the “Others,” the number of properties is omitted.

For the three months ended September 30, 2017, the Company and its subsidiaries recognized impairment losses for the difference between carrying amounts and fair values in the amount of ¥387 million, which were reflected as write-downs of long-lived assets compared to no impairment loss for the three months ended September 30, 2018. Breakdowns of these amounts are as follows.

	Three months ended September 30, 2017		Three months ended September 30, 2018
	Amount (Millions of yen)	The number of properties	Amount (Millions of yen)	The number of properties
Write-downs of the assets held for sale:
Commercial facilities other than office buildings	¥0	0	¥0	0
Others *	200	—	0	—

Total	¥200	—	¥0	—

*	For the “Others,” the number of properties is omitted.

	Three months ended September 30, 2017		Three months ended September 30, 2018
	Amount (Millions of yen)	The number of properties	Amount (Millions of yen)	The number of properties
Write-downs due to decline in estimated future cash flows:
Commercial facilities other than office buildings	¥187	2	¥0	0
Others *	0	—	0	—

Total	¥187	—	¥0	—

*	For the “Others,” the number of properties is omitted.